Summary of Significant Accounting Policies - Collaboration Revenue (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 27, 2017	Mar. 31, 2017	Dec. 31, 2016
Collaboration Revenue
Initial upfront payment received	$ 2,548,689
Additional payment receivable upon achievement	61,000,000
Past product and development expense reimbursement received	1,048,689
Receivable upon successful completion of a dose ranging study	1,000,000
Receivable upon the first commercial sale of license product for acute indications of diarrhea	2,000,000
Receivable upon the first commercial sale of license product for chronic indications of diarrhea	3,000,000
Deferred collaboration revenue		$ 2,088,989
Net sales of licensed products exceeding $100 million
Collaboration Revenue
Additional payment receivable upon achievement	25,000,000
Net sales of licensed products exceeding $250 million
Collaboration Revenue
Additional payment receivable upon achievement	30,000,000
Accounting Standards Update 2016-09
Collaboration Revenue
Unrecognized deferred tax assets			$ 0
Cumulative-effect adjustment			$ 0
Elanco
Collaboration Revenue
Initial upfront payment received	2,548,689
Unreimbursed expenses	288,166	288,166
Upfront payment and expense reimbursement recognized as revenue	$ 2,548,689	$ 2,548,689
Estimated development period for revenue recognition (in years)	1 year	1 year
Collaboration revenue recognized from unreimbursed expenses	$ 288,166	$ 288,166
Collaboration revenue recognized from upfront payment and expense reimbursement	459,700	$ 459,700
Deferred collaboration revenue	$ 2,088,989